6. Cash and cash equivalents (Details Narrative) - Exito [Member] - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-Term Investments [Member] | Brazilian Interbank Deposit Certificate ("CDI") [Member]
CashAndCashEquivalentLineItems [Line Items]
Weighted average interest rate	89.94%	85.78%
ARGENTINA
CashAndCashEquivalentLineItems [Line Items]
Acquisition consideration	R$ 73
Funds invested abroad	20
URUGUAY
CashAndCashEquivalentLineItems [Line Items]
Acquisition consideration	254
Funds invested abroad	4
COLOMBIA
CashAndCashEquivalentLineItems [Line Items]
Acquisition consideration	2,698
Funds invested abroad	101
UNITED STATES
CashAndCashEquivalentLineItems [Line Items]
Deposited	R$ 80